Fair Value (Nonrecurring Fair Value Measurements) (Details) - Fair Value, Measurements, Nonrecurring [Member] - Level 3 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	$ 313	$ 195
Nonrecurring Assets - Gains (Losses)	(139)	(85)	$ (54)
Nonaccrual Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	187	30
Nonrecurring Assets - Gains (Losses)	(106)	(44)	(19)
OREO and Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	107	137
Nonrecurring Assets - Gains (Losses)	(16)	(18)	(19)
Insignificant Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nonrecurring Assets - Fair Value	19	28
Nonrecurring Assets - Gains (Losses)	$ (17)	$ (23)	$ (16)